Trade and other receivables - Additional Information (Details) € in Millions, £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	£ 189		£ 164
Litigation deposits	131		114
Prepayments and accrued income	17		21
BAT Pars Company PJSC
Disclosure Of Trade And Other Receivables [Line Items]
Disposal group discontinued operation discounted consideration receivable	56	€ 64	£ 56
BAT Pars Company PJSC | Allowance
Disclosure Of Trade And Other Receivables [Line Items]
Disposal group discontinued operation discounted consideration receivable	£ 28
US dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	3.30%	3.30%	1.90%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	6.60%	6.60%	5.70%
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.40%	1.40%	2.40%
Souza Cruz
Disclosure Of Trade And Other Receivables [Line Items]
Current receivables from taxes other than income tax			£ 624
Other current receivables			97
Factoring of receivables | Collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	£ 545		533
Factoring of receivables | Non collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	16		22
Supply chain financing arrangements
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	£ 141		£ 81